CONTINGENT CONSIDERATION LIABILITY	12 Months Ended
Dec. 31, 2024
Contingent Consideration Liability
CONTINGENT CONSIDERATION LIABILITY

14. CONTINGENT CONSIDERATION LIABILITY

In accordance with the terms of the Business Combination Agreement, the Company will pay to the Seller 20% of any cash proceeds received by Company before the five-year anniversary of the Closing resulting from the exercise of Company Warrants outstanding as of June 9, 2022.

The contingent consideration liability is included in “Contingent consideration liability” on the consolidated balance sheet. Changes in the fair value of the liability are included in “Change in fair value of derivatives and contingent consideration” on the Consolidated Statements of Operations.

The Company utilized a probability weighted scenario-based model under a level 3 input to determine the fair value of the contingent consideration. Based on this valuation model, the Company determined the fair value of the contingent consideration to be $0 and $1,326 as of December 31, 2024, and 2023, respectively. The assumptions used in the analysis are inherently subjective; therefore, the ultimate amount of the liability may differ materially from the current estimate.

As of December 31, 2023, the significant unobservable inputs used in the fair value measurement of the contingent consideration liability are measures of the estimated payouts over a five-year period based on internally generated financial projections on a probability-weighted basis and a discount rate which was in a range of 4.49% to 5.47% with a weighted average of 4.94%.

As of December 31, 2024, the contingent consideration liability has been valued at nil based on the management’s assessment that the probability that any contingent consideration will be paid is remote based on the terms and conditions of the Business Combination Agreement and remaining time left until the five-year anniversary of the closing.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The following table presents a summary of the changes in the fair value of the contingent consideration liability:

(in thousands)
December 31, 2022	$1,260
Change in fair value	66
December 31, 2023	$1,326
Change in fair value	(1,326)
December 31, 2024	$-